Quarterly Report
September 30, 2019
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 3.5%
Honeywell International, Inc.	18,571	$3,142,213
L3Harris Technologies, Inc.	28,614	5,970,025
Leidos Holdings, Inc.	69,239	5,946,245
Lockheed Martin Corp.	1,175	458,321
		$15,516,804
Airlines – 1.0%
Delta Air Lines, Inc.	74,836	$4,310,554
Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	90,094	$5,180,405
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	11,685	$1,097,455
Automotive – 1.0%
Lear Corp.	37,064	$4,369,846
Biotechnology – 1.3%
Biogen, Inc. (a)	22,077	$5,139,967
Incyte Corp. (a)	8,086	600,224
		$5,740,191
Brokerage & Asset Managers – 0.1%
Charles Schwab Corp.	15,674	$655,643
Business Services – 3.7%
Fidelity National Information Services, Inc.	42,842	$5,687,704
Fiserv, Inc. (a)	63,259	6,553,000
FleetCor Technologies, Inc. (a)	1,535	440,207
Global Payments, Inc.	23,229	3,693,411
		$16,374,322
Cable TV – 2.9%
Charter Communications, Inc., “A” (a)	5,646	$2,326,830
Comcast Corp., “A”	230,376	10,385,350
		$12,712,180
Chemicals – 1.2%
CF Industries Holdings, Inc.	53,912	$2,652,471
Eastman Chemical Co.	33,876	2,501,065
		$5,153,536
Computer Software – 6.2%
Adobe Systems, Inc. (a)	4,696	$1,297,270
Microsoft Corp.	191,003	26,555,147
		$27,852,417
Computer Software - Systems – 5.0%
Apple, Inc.	77,167	$17,283,093
ServiceNow, Inc. (a)	20,596	5,228,295
		$22,511,388
Construction – 0.6%
Toll Brothers, Inc.	62,638	$2,571,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
Colgate-Palmolive Co.	39,153	$2,878,137
Kimberly-Clark Corp.	37,807	5,370,484
Procter & Gamble Co.	3,084	383,588
		$8,632,209
Consumer Services – 0.2%
Planet Fitness, Inc. (a)	13,707	$793,224
Electronics – 3.6%
Applied Materials, Inc.	127,297	$6,352,120
Intel Corp.	190,032	9,792,349
		$16,144,469
Energy - Independent – 3.0%
EOG Resources, Inc.	55,111	$4,090,338
Phillips 66	56,450	5,780,480
Pioneer Natural Resources Co.	4,227	531,630
Valero Energy Corp.	33,500	2,855,540
		$13,257,988
Energy - Integrated – 0.2%
Exxon Mobil Corp.	14,450	$1,020,315
Food & Beverages – 2.1%
Ingredion, Inc.	24,200	$1,978,108
PepsiCo, Inc.	54,923	7,529,943
		$9,508,051
General Merchandise – 1.3%
Dollar General Corp.	36,353	$5,777,946
Health Maintenance Organizations – 0.1%
Cigna Corp.	4,263	$647,081
Insurance – 3.7%
Allstate Corp.	20,321	$2,208,486
Berkshire Hathaway, Inc., “B” (a)	14,190	2,951,804
Hartford Financial Services Group, Inc.	8,194	496,638
MetLife, Inc.	129,971	6,129,432
Prudential Financial, Inc.	53,007	4,767,980
		$16,554,340
Internet – 6.1%
Alphabet, Inc., “A” (a)	7,836	$9,568,853
Alphabet, Inc., “C” (a)	7,512	9,157,128
Facebook, Inc., “A” (a)	47,117	8,390,595
		$27,116,576
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	17,913	$1,752,250
Machinery & Tools – 3.5%
AGCO Corp.	75,700	$5,730,490
Cummins, Inc.	16,010	2,604,347
Eaton Corp. PLC	77,673	6,458,510
Ingersoll-Rand Co. PLC, “A”	6,706	826,246
		$15,619,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.4%
Bank of America Corp.	310,326	$9,052,209
JPMorgan Chase & Co.	19,311	2,272,712
Morgan Stanley	109,948	4,691,481
Wells Fargo & Co.	158,515	7,995,497
		$24,011,899
Medical & Health Technology & Services – 3.1%
HCA Healthcare, Inc.	49,290	$5,935,502
IDEXX Laboratories, Inc. (a)	7,964	2,165,651
McKesson Corp.	42,108	5,754,479
		$13,855,632
Medical Equipment – 2.7%
Boston Scientific Corp. (a)	65,749	$2,675,327
Medtronic PLC	84,605	9,189,795
		$11,865,122
Natural Gas - Pipeline – 0.8%
Equitrans Midstream Corp.	54,571	$794,008
Kinder Morgan, Inc.	128,994	2,658,566
		$3,452,574
Network & Telecom – 2.2%
Cisco Systems, Inc.	199,929	$9,878,492
Other Banks & Diversified Financials – 4.9%
Citigroup, Inc.	128,067	$8,846,869
Discover Financial Services	35,223	2,856,233
Mastercard, Inc., “A”	17,895	4,859,745
Synchrony Financial	140,009	4,772,907
Visa, Inc., “A”	3,816	656,390
		$21,992,144
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	12,480	$632,861
Eli Lilly & Co.	61,727	6,902,930
Johnson & Johnson	91,907	11,890,928
Pfizer, Inc.	100,271	3,602,737
		$23,029,456
Railroad & Shipping – 1.8%
Union Pacific Corp.	50,569	$8,191,167
Real Estate – 3.8%
EPR Properties, REIT	39,541	$3,039,121
Medical Properties Trust, Inc., REIT	90,799	1,776,028
Public Storage, Inc., REIT	24,862	6,097,903
STORE Capital Corp., REIT	156,917	5,870,265
		$16,783,317
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	1,923	$1,616,224
Starbucks Corp.	97,823	8,649,509
		$10,265,733
Specialty Chemicals – 0.2%
DuPont de Nemours, Inc.	14,772	$1,053,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.2%
Amazon.com, Inc. (a)	4,990	$8,662,191
AutoZone, Inc. (a)	2,220	2,407,856
Best Buy Co., Inc.	21,117	1,456,862
Costco Wholesale Corp.	25,039	7,213,986
Target Corp.	33,155	3,544,601
		$23,285,496
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT	8,389	$1,855,060
Telephone Services – 1.1%
AT&T, Inc.	11,446	$433,117
Verizon Communications, Inc.	74,168	4,476,780
		$4,909,897
Tobacco – 1.8%
Philip Morris International, Inc.	103,840	$7,884,571
Utilities - Electric Power – 4.3%
AES Corp.	331,153	$5,411,040
CenterPoint Energy, Inc.	14,735	444,702
Exelon Corp.	155,540	7,514,137
NRG Energy, Inc.	121,870	4,826,052
Vistra Energy Corp.	28,624	765,120
		$18,961,051
Total Common Stocks		$442,145,075
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,648,059	$1,648,059

Other Assets, Less Liabilities – 0.4%		1,965,592
Net Assets – 100.0%		$445,758,726
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,648,059 and $442,145,075, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$442,145,075	$—	$—	$442,145,075
Mutual Funds	1,648,059	—	—	1,648,059
Total	$443,793,134	$—	$—	$443,793,134
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,121,333	$34,465,991	$35,939,552	$202	$85	$1,648,059

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$45,965	$—